Document and Entity Information	Jun. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	SERES THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37465
Entity Tax Identification Number	27-4326290
Entity Address, Address Line One	200 Sidney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	945-9626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	MCRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001609809